Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Goodwill and intangible assets
—
Note 11
Goodwill and intangible assets
The changes in “Goodwill” were as follows:
Robotics &
Process Discrete
($ in millions)
Electrification Motion Automation Automation Total
Balance at January 1, 2021 4,527 2,456 1,639 2,228 10,850
Goodwill acquired during

the year
11 — — 150 161
Goodwill allocated to disposals — (338) (7) — (345)
Exchange rate differences

and other
(66) (1) (19) (98) (184)
Balance at December 31,

2021
(1)
4,472 2,117 1,613 2,280 10,482
Goodwill acquired during

the year
220 9 — — 229
Goodwill allocated to

disposals
(2) (2) — (6) — (8)
Exchange rate differences

and other
(92) (8) (20) (72) (192)
Balance at December 31,

2022
(1) 4,598 2,118 1,587 2,208 10,511
(1)

At December

31, 2022

and 2021,

the gross

goodwill amounted

to $
10,774

million and

$
10,760

million, respectively.

The accumulated
impairment

charges

amounted to

$
263

million and

$
278

million, respectively,

and related

to the Robotics

& Discrete

Automation

segment.
(2)

Includes goodwill

of $
6

million relating

to the Turbocharging

Division

which, prior

to its spin-off,

was included

in the Process

Automation
operating segment.
The Company adopted a new operating

model on July 1, 2020, which resulted

in a change to the goodwill
reporting units

being identified at the Division

level. As a result of the new allocation

of goodwill, an interim
quantitative impairment test was

conducted both before and after

the changes

which were effective July 1,
2020.

The interim quantitative impairment

test indicated that the estimated

fair values of the reporting units
were substantially in excess of their

carrying value for all

reporting units except for the Machine

Automation
reporting unit within the Robotics &

Discrete Automation operating

segment. With the fair value of the
reporting unit lower due to the economic

conditions, the existing book

value of the intangible assets combined
with the newly allocated reporting

unit goodwill led to the carrying

value of the Machine Automation

reporting
unit exceeding its fair value. During

2020, a goodwill impairment

charge of $
290

million was recorded to
reduce the carrying value of this reporting

unit to its implied

fair value.
During 2022 and 2021, certain

reporting units were split into separate

reporting units. For each change, an
interim quantitative impairment

test was conducted before and

after the change and in all cases, it

was
concluded that the fair value of the

relevant reporting units exceeded

the carrying value by a significant
amount.
At October 1, 2022 and 2021, respectively, the Company

performed qualitative assessments

and determined
that it was not more likely than not

that the fair value for each

of the reporting units was below the

carrying
value. As a result, the Company concluded

that it was not necessary to perform

the quantitative impairment
test.

Intangible assets, net consisted of

the following:
2022 2021
Gross Accumu- Net Gross Accumu- Net
carrying lated amort- carrying carrying lated amort- carrying
December 31, ($ in millions) amount ization amount amount ization amount
Capitalized software

for internal use

830 (720) 110 835 (732) 103
Capitalized software

for sale

26 (26) — 31 (29) 2
Intangibles other than software:
Customer-related

1,743 (808) 935 1,716 (707) 1,009
Technology-related

997 (812) 185 1,122 (868) 254
Marketing-related

498 (347) 151 493 (327) 166
Other

55 (30) 25 56 (29) 27
Total 4,149 (2,743) 1,406 4,253 (2,692) 1,561
Additions to intangible assets other

than goodwill consisted of the following:
Amortization expense of intangible

assets consisted of the following:
($ in millions)
2022 2021 2020
Capitalized software

for internal use

52 66 61
Intangibles other than software

230 252 268
Total 282 318 329
In 2022, 2021 and 2020 impairment

charges on intangible assets were

not significant.
At December 31, 2022, future amortization

expense of intangible

assets is estimated to be:
($ in millions)
2023 296
2024 221
2025 174
2026 153
2027 145
Thereafter

417
Total 1,406
($ in millions) 2022 2021
Capitalized software

for internal use

53 32
Capitalized software

for sale

— 2
Intangibles other than software:
Customer-related

79 13
Technology-related

16 35
Marketing-related

20 11
Other

7 2
Total 175 95
There were no significant intangible

assets acquired in business

combinations in 2021. Included

in the
additions of $ 175

million in 2022 are intangible

assets of $
116

million acquired in business

combinations,
primarily consisting of customer-related

and marketing-related intangibles.